Common Shares (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves, and Other Equity Interest [Abstract]
Schedule of warrants
The following table presents a summary of common share purchase warrants outstanding on a post-consolidation basis (as described above):

	Number of warrants	Number of common shares issuable on exercise of warrants	Amount	Weighted average exercise price
			$	CA$
Outstanding as at January 1, 2020	—	—	—	—
Granted
Troilus Gold Royalty (Note 9)	2,884,616	288,461	209	17.50
Coral Gold Resources Ltd. (Note 9)	19,997,118	1,999,711	2,629	17.10
Outstanding as at December 31, 2020	22,881,734	2,288,172	2,838	17.20
Granted
Interest in CMC (Note 11)	2,000,000	200,000	324	US$10.85
Exercised	(80)	(8)	—	17.10
Outstanding as at December 31, 2021	24,881,654	2,488,164	3,162	16.46

Schedule of capital

	December 31, 2021	December 31, 2020
	$	$
Revolving credit facility	68,750	—
Equity attributable to the Company's shareholders	265,978	273,578
Undrawn revolving credit facility	56,250	50,000
	390,978	323,578